SUPPLEMENT DATED MARCH 31, 2008 TO THE PROSPECTUS
                             DATED DECEMBER 27, 2007

                          JNL(R) INVESTORS SERIES TRUST


FOR THE JACKSON PERSPECTIVE 10 X 10 FUND IN THE SECTION ENTITLED "THE ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund's portfolio, and is assisted by Lynn
M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Manager of Separate Account and Transfer Agent Operations at JNAM since August 2005 and has worked processing Fund transactions since the inception of the Fund. Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations. Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.


This Supplement is dated March 31, 2008.


(To be used with VC6045 01/08.)

                                                                   CMM0905 03/08

                         SUPPLEMENT DATED MARCH 31, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 27, 2007

                          JNL(R) INVESTORS SERIES TRUST

ON PAGE 41, PLEASE DELETE RICHARD MCLELLAN'S INFORMATION IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

--------------------------------------------------- --------------------------------- ----------------------------------
                                                            POSITION(S) HELD
NAME, ADDRESS AND (AGE)                                        WITH TRUST               NUMBER OF PORTFOLIOS IN FUND
                                                        (LENGTH OF TIME SERVED)       COMPLEX TO BE OVERSEEN BY TRUSTEE
--------------------------------------------------- --------------------------------- ----------------------------------
-------------------------------------------------- ---------------------------------- ----------------------------------

Richard McLellan (65)                              Trustee 2                                         109
1 Corporate Way                                    (12/94 to present)
Lansing, MI 48951

PRINCIPAL  OCCUPATION(S) DURING PAST 5 YEARS:  Member,  Dykema Gossett PLLC (Law
Firm)

OTHER  DIRECTORSHIPS  HELD BY TRUSTEE:  Member of the Board of  Directors of ITC
Holdings Corp. (11/2007 to present)

-----------------------------------------------------------------------------------------------------------------------

ON PAGE 44, UNDER THE SUB-SECTION "COMMITTEES OF THE BOARD OF TRUSTEES" PLEASE ADD THE FOLLOWING PARAGRAPH AT THE END OF THE SUB-SECTION:

On November 27, 2007, the Board of Trustees established two Investment Committees, effective January 1, 2008, to review the performance of each Fund. Each Committee meets at least four times per year and reports the results of its review to the full Board at each regularly scheduled Board meeting. Each disinterested Trustees sits on one of the two Committees. Mssrs. Crowley, D'Annunzio, Henry, and McLellan are members of Investment Committee A. Mr. Crowley serves as Chair of Investment Committee A. Mssrs. Bouchard and Rybak and Mesdames Engler and Woodworth are members of Investment Committee B. Mr. Rybak serves as Chair of Investment Committee B. The Trustees do not receive any additional compensation for their service on the Investment Committees.


ON PAGE 51, PLEASE ADD THE FOLLOWING TABLE TO THE SECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST":


Lynn M. Mouser                                                         Number Of                     Total
                                                                        ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                   1                      $12,791,066
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
other accounts:.........................................                   0                          $0
                                                                 -----------------------    ------------------------


ON PAGE 52, PLEASE DELETE THE TABLE IN THE SECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S) FOR THE JACKSON PERSPECTIVE 10 X 10 FUND":

--------------------------------- --------------------- --------------------
SECURITY OWNERSHIP OF PORTFOLIO         Lynn M.              Daniel W.
MANAGERS                                 Mouser                Koors
--------------------------------- --------------------- --------------------
None                                       X                     X
--------------------------------- --------------------- --------------------
$1-$10,000
--------------------------------- --------------------- --------------------
$10,001-$50,000
--------------------------------- --------------------- --------------------
$50,001-$100,000
--------------------------------- --------------------- --------------------
$100,001-$500,000
--------------------------------- --------------------- --------------------
$500,001-$1,000,000
--------------------------------- --------------------- --------------------
Over $1,000,000
--------------------------------- --------------------- --------------------


ON PAGE 80, PLEASE DELETE THE PARAGRAPH ENTITLED "C. OTHER DISCLOSURES" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     C. OTHER DISCLOSURES. The Funds periodically provide information concerning their portfolio holdings to the Adviser's consultants, service providers, custodian, pricing vendors, and the Funds' Board in connection with transactions/services provided to, or on behalf of, the Funds. In addition to the Adviser, these service providers may include any sub-adviser, distributor, auditor, and/or legal counsel to the funds, the trustees or the service providers. Any disclosure to service providers shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information for approved purposes. Although the confidentiality agreement does not explicitly limit or restrict personal securities transactions, JNAM and the Funds may, from time-to-time, limit or restrict personal securities transactions to prevent violations of these policies and procedures, the Code of Ethics, and JNAM's Insider Trading
     Policies and procedures. The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence (agreements shall contain confidentiality provisions), and to use it only for purposes expressly authorized by the Fund. Furthermore, as authorized by the Funds' President, in writing, and upon his/her determination that such disclosure would be in the interests of the relevant Fund and its shareholders, a Fund may disclose portfolio holding information.




This Supplement is dated March 31, 2008.

(To be used with V6043 01/08.)
                                                                   CMM0906 03/08